UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2012

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ruth A. Benben
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Ruth A. Benben  Milwaukee, Wisconsin  January 2, 2013

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$305,171

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iSHARES TR DJ US ENERGY                         464287796      214  5251.00 SH       SOLE                  5251.00
A T & T INC NEW                com              00206R102      275  8171.00 SH       SOLE                  8171.00
ABBOTT LABORATORIES            com              002824100      320  4886.00 SH       SOLE                  4886.00
ADOBE SYSTEMS INC              com              00724f101     7984 211895.00SH       SOLE                211895.00
AMETEK INC NEW                 com              031100100    10758 286358.50SH       SOLE                286358.50
ANSYS INC                      com              03662q105     8888 131983.00SH       SOLE                131983.00
APOLLO GROUP INC CL A          com              037604105      835 39898.00 SH       SOLE                 39898.00
AUTO DATA PROCESSING           com              053015103     7367 129409.80SH       SOLE                129409.80
BALCHEM CORP                   com              057665200     6031 165451.00SH       SOLE                165451.00
BB&T CORPORATION               com              054937107     7866 270216.00SH       SOLE                270216.00
BERKSHIRE HATHAWAY B NEW CLASS com              084670702      279  3115.00 SH       SOLE                  3115.00
C H ROBINSON WORLDWD NEW       com              12541w209     6569 103906.98SH       SOLE                103906.98
CERNER CORP                    com              156782104     5743 74090.00 SH       SOLE                 74090.00
CHURCH & DWIGHT CO INC         com              171340102     6213 115975.00SH       SOLE                115975.00
CISCO SYSTEMS INC              com              17275r102      304 15495.00 SH       SOLE                 15495.00
COCA COLA COMPANY              com              191216100      238  6572.00 SH       SOLE                  6572.00
COVANCE INC                    com              222816100     7384 127815.00SH       SOLE                127815.00
DANAHER CORP DEL               com              235851102    10999 196765.05SH       SOLE                196765.05
E M C CORP MASS                com              268648102     5609 221685.00SH       SOLE                221685.00
EBAY INC.                      com              278642103     5713 112025.00SH       SOLE                112025.00
ECOLAB INC                     com              278865100    10613 147601.70SH       SOLE                147601.70
EXPEDITORS INTL WASH           com              302130109     5965 150822.00SH       SOLE                150822.00
EXXON MOBIL CORPORATION        com              30231g102     1000 11559.00 SH       SOLE                 11559.00
FASTENAL CO                    com              311900104     6378 136715.00SH       SOLE                136715.00
FISERV INC                     com              337738108    11865 150137.00SH       SOLE                150137.00
GENERAL ELECTRIC COMPANY       com              369604103      479 22814.00 SH       SOLE                 22814.00
GOOGLE INC CLASS A             com              38259p508     8276 11700.00 SH       SOLE                 11700.00
IDEXX LABS INC.                com              45168d104     3354 36140.00 SH       SOLE                 36140.00
ILLINOIS TOOL WORKS INC        com              452308109     9519 156531.15SH       SOLE                156531.15
JACOBS ENGINEERING GROUP       com              469814107     8187 192325.00SH       SOLE                192325.00
JOHNSON & JOHNSON              com              478160104     1205 17188.00 SH       SOLE                 17188.00
MICROSOFT CORP                 com              594918104     7572 283485.26SH       SOLE                283485.26
NBT BANCORP                    com              628778102      308 15211.00 SH       SOLE                 15211.00
NUANCE COMMUNICATIONS INC      com              67020y100     4908 219875.00SH       SOLE                219875.00
ORACLE CORPORATION             com              68389x105    10045 301462.49SH       SOLE                301462.49
PALL CORP                      com              696429307     5019 83285.00 SH       SOLE                 83285.00
PEPSICO INCORPORATED           com              713448108      803 11730.82 SH       SOLE                 11730.82
PFIZER INCORPORATED            com              717081103      560 22321.00 SH       SOLE                 22321.00
PRIVATEBANCORP INC             com              742962103     6017 392780.66SH       SOLE                392780.66
PROCTER & GAMBLE               com              742718109     1174 17292.00 SH       SOLE                 17292.00
QUALCOMM INC                   com              747525103     8500 137400.40SH       SOLE                137400.40
RESMED INC                     com              761152107    10033 241355.00SH       SOLE                241355.00
ROVI CORPORATION               com              779376102     2888 187155.00SH       SOLE                187155.00
SCHLUMBERGER LTD F             com              806857108     7523 108561.86SH       SOLE                108561.86
STARBUCKS CORP                 com              855244109     8515 158765.00SH       SOLE                158765.00
STERICYCLE INC                 com              858912108     9179 98398.00 SH       SOLE                 98398.00
STRATASYS LTD.                 com              m85548101     7666 95651.00 SH       SOLE                 95651.00
STRYKER CORP                   com              863667101     6388 116531.08SH       SOLE                116531.08
SYSCO CORPORATION              com              871829107      273  8635.00 SH       SOLE                  8635.00
T J X COS INC                  com              872540109     6167 145275.00SH       SOLE                145275.00
TARGET CORPORATION             com              87612e106     8569 144816.56SH       SOLE                144816.56
U S BANCORP DEL NEW            com              902973304     8674 271582.99SH       SOLE                271582.99
WALGREEN COMPANY               com              931422109     8913 240820.47SH       SOLE                240820.47
WATERS CORP                    com              941848103     9047 103844.00SH       SOLE                103844.00